Employee Compensation - Summary of Asset Allocation Ranges and Weighted-average Actual Asset Allocations (Detail) - Pension Plans [member]	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Equities [Member]
Disclosure of weighted average asset allocations [Line Items]
Defined benefit plan weighted average asset allocation	25.00%	30.00%
Fixed income investments [member]
Disclosure of weighted average asset allocations [Line Items]
Defined benefit plan weighted average asset allocation	43.00%	47.00%
Alternative strategies [Member]
Disclosure of weighted average asset allocations [Line Items]
Defined benefit plan weighted average asset allocation	32.00%	23.00%
Bottom of range [member] | Equities [Member]
Disclosure of weighted average asset allocations [Line Items]
Defined benefit plan target asset allocation	20.00%
Bottom of range [member] | Fixed income investments [member]
Disclosure of weighted average asset allocations [Line Items]
Defined benefit plan target asset allocation	40.00%
Bottom of range [member] | Alternative strategies [Member]
Disclosure of weighted average asset allocations [Line Items]
Defined benefit plan target asset allocation	15.00%
Top of range [member] | Equities [Member]
Disclosure of weighted average asset allocations [Line Items]
Defined benefit plan target asset allocation	40.00%
Top of range [member] | Fixed income investments [member]
Disclosure of weighted average asset allocations [Line Items]
Defined benefit plan target asset allocation	55.00%
Top of range [member] | Alternative strategies [Member]
Disclosure of weighted average asset allocations [Line Items]
Defined benefit plan target asset allocation	40.00%